WADDELL & REED ADVISORS EQUITY FUNDS PROSPECTUS SUPPLEMENT DATED MAY 8, 2012

Waddell & Reed Advisors Funds

Supplement dated May 8, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011, January 31, 2012 and February 17, 2012

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 42 for Waddell & Reed Advisors Asset Strategy Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	6.30%	5.98%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. WRIMCO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.54%	5.80%	5.84%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)	0.24%	2.81%	2.59%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. WRIMCO believes that the Barclays U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	0.13%	2.31%	2.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses)	9.58%	5.09%	6.63%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 46 for Waddell & Reed Advisors Continental Income Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years
Indexes
Citigroup Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	6.77%	5.70%	5.94%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Treasury/Govt Sponsored/Credit Index, effective March 2012. WRIMCO believes that the Barclays U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.59%	5.56%	5.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	12.78%	3.32%	3.13%